INCOME TAXES - Schedule of Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, domestic	$ (13,119)	$ 536	$ (5,904)
Income (loss) from continuing operations before income taxes and equity earnings	205,927	135,901	(21,446)
U.S.
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	41,798	(20,188)	(42,910)
Foreign - excluding the U.S. and Ireland
Income Tax Expense [Line Items]
Income (loss) before income taxes and equity earnings, foreign	$ 177,248	$ 155,553	$ 27,368